UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Capital Management, L.L.C.
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number:  028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:

/s/ Matthew Lindenbaum      New York, New York  November 13, 2006
     [Signature]                [City, State]         [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  6*

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $1,673,797(in thousands)

List of Other Included Managers:

 No. Form 13F File No. Name
 1   028-10565         Basswood Financial Partners, L.P.
 2   028-10566         Basswood Opportunity Fund, Inc.
 3   028-10567         Basswood International Fund, Inc.
 4   028-10568         Basswood Opportunity Partners, L.P.
 5   028-10570         Basswood Partners, L.L.C.
 6   028-11843         Whitewood Financial Partners, L.P.


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                               Title of              Market Value   SH/Prn    SH/ PUT/ Investment    Other    Voting Authority
Name of Issuer                   Class       CUSIP     (x1,000)     Amount    Prn CALL Discretion  Managers   Sole Shared None
Advance Auto Parts Inc       Common        00751Y106      34,854   1,058,104  SH        DEFINED   1,2,3,4,5,6        x
Allstate Corp                Common        020002101       5,683      90,593  SH        DEFINED       1,5            x
American Intl Group Inc      Common        026874107       5,202      78,512  SH        DEFINED       1,5            x
Annaly Mtg Mgmt Inc          Common        035710409       3,383     257,469  SH        DEFINED      1,4,5           x
Astoria Finl Corp            Common        046265104      35,906   1,165,026  SH        DEFINED      1,5,6           x
Autozone Inc                 Common        053332102      11,651     112,787  SH        DEFINED      4,5,6           x
Bank of America Corporation  Common        060505104      74,332   1,387,574  SH        DEFINED     1,4,5,6          x
Bank New York Inc            Common        064057102      27,231     772,298  SH        DEFINED     1,4,5,6          x
BB&T Corp                    Common        054937107       1,995      45,563  SH        DEFINED       5,6            x
Bear Stearns Cos Inc         Common        073902108      61,244     437,142  SH        DEFINED     1,4,5,6          x
Bearingpoint Inc             Common        074002106       2,094     266,433  SH        DEFINED       4,5            x
Beazer Homes USA Inc         Common        07556Q105       1,474      37,762  SH        DEFINED       4,5            x
Brookfield Pptys Corp        Common        112900105       3,108      88,000  SH        DEFINED       1,5            x
Brown & Brown Inc            Common        115236101      15,253     499,129  SH        DEFINED   1,2,3,4,5,6        x
Burlington Northn Santa Fe C Common        12189T104       6,610      90,000  SH        DEFINED       4,5            x
Cemex S A                    SPON ADR5 ORD 151290889      33,666   1,119,232  SH        DEFINED      4,5,6           x
Schwab Charles Corp New      Common        808513105       1,833     102,325  SH        DEFINED      1,4,5           x
CIT Group Inc                Common        125581108       7,508     154,400  SH        DEFINED       1,5            x
Citigroup Inc                Common        172967101      37,482     754,620  SH        DEFINED     1,4,5,6          x
City Natl Corp               Common        178566105       5,010      74,705  SH        DEFINED      1,5,6           x
Comerica Inc                 Common        200340107       5,693     100,016  SH        DEFINED      1,5,6           x
Commerce Bancorp Inc NJ      Common        200519106     107,635   2,932,024  SH        DEFINED   1,2,3,4,5,6        x
Conseco Inc                  Com New       208464883         946      45,084  SH        DEFINED       1,5            x
Countrywide Financial Corp   Common        222372104     164,397   4,691,687  SH        DEFINED   1,2,3,4,5,6        x
Dollar Gen Corp              Common        256669102      18,147   1,331,366  SH        DEFINED   1,2,3,4,5,6        x
Fidelity Natl Finl Inc       Common        316326107      30,248     726,232  SH        DEFINED      1,5,6           x
Fidelity Natl Title Group In CLA           31620R105      41,538   1,839,295  SH        DEFINED   1,2,3,4,5,6        x
Fifth Third Bancorp          Common        316773100       3,565      93,607  SH        DEFINED       1,5            x
First Amern Corp Calif       Common        318522307      46,719   1,103,425  SH        DEFINED   1,2,3,4,5,6        x
First Data Corp              Common        319963104       2,189      52,126  SH        DEFINED       1,5            x
Foot Locker Inc              Common        344849104       3,518     139,344  SH        DEFINED       4,5            x
Franklin Res Inc             Common        354613101       3,481      32,913  SH        DEFINED      4,5,6           x
Friedman Billings Ramsey Gro CLA           358434108       3,235     402,883  SH        DEFINED     1,4,5,6          x
General Electric Co          Common        369604103       1,521      43,087  SH        DEFINED       1,5            x
Goodman Global Inc           Common        38239A100      11,239     841,900  SH        DEFINED   1,2,3,4,5,6        x
Hilb Rogal and Hobbs Co      Common        431294107      26,133     612,730  SH        DEFINED   1,2,3,4,5,6        x
Home Depot Inc               Common        437076102      23,030     634,971  SH        DEFINED   1,2,3,4,5,6        x
JLG Inds Inc                 Common        466210101         679      34,279  SH        DEFINED       4,5            x
JP Morgan Chase & Co         Common        46625H100      36,295     772,901  SH        DEFINED      1,5,6           x
Lakeland Bancorp Inc         Common        511637100       1,885     131,998  SH        DEFINED        5             x
Laureate Education Inc       Common        518613104       9,103     190,206  SH        DEFINED     1,4,5,6          x
Lennar Corp                  CLA           526057104      49,605   1,096,244  SH        DEFINED   1,2,3,4,5,6        x
M/I Homes Inc                Common        55305B101      40,469   1,144,818  SH        DEFINED   1,2,3,4,5,6        x
Masco Corp                   Common        574599106      28,236   1,029,770  SH        DEFINED   1,2,3,4,5,6        x
McGraw Hill Cos Inc          Common        580645109       7,974     137,416  SH        DEFINED       4,5            x
M D  Hldgs Inc               Common        552676108      42,450     913,883  SH        DEFINED   1,2,3,4,5,6        x
Moodys Corp                  Common        615369105       6,425      98,264  SH        DEFINED      1,4,5           x
National City Corp           Common        635405103         429      11,728  SH        DEFINED        5             x
Navigant Consulting Inc      Common        63935N107       1,668      83,155  SH        DEFINED       4,5            x
NBTY Inc                     Common        628782104       2,980     101,807  SH        DEFINED       4,5            x
New York Cmnty Bancorp Inc   Common        649445103       3,921     239,371  SH        DEFINED      1,4,5           x
Pacific Cap Bancorp New      Common        69404P101       2,660      98,640  SH        DEFINED      1,5,6           x
Pulte Homes Inc              Common        745867101      55,287   1,735,324  SH        DEFINED     1,4,5,6          x
Royal Caribbean Cruises Ltd  Common        V7780T103       7,442     191,760  SH        DEFINED      4,5,6           x
Ryland Group Inc             Common        783764103       7,660     177,271  SH        DEFINED      1,4,5           x
Sovereign Bancorp Inc        Common        845905108      37,866   1,760,369  SH        DEFINED     1,4,5,6          x
Standard Pac Corp New        Common        85375C101      33,640   1,431,478  SH        DEFINED   1,2,3,4,5,6        x
Suntrust Bks Inc             Common        867914103       8,431     109,099  SH        DEFINED     1,4,5,6          x
Sysco Corp                   Common        871829107      19,990     597,599  SH        DEFINED   1,2,3,4,5,6        x
TCF Finl Corp                Common        872275102       1,470      55,928  SH        DEFINED       1,5            x
Toll Brothers Inc            Common        889478103      91,953   3,274,693  SH        DEFINED   1,2,3,4,5,6        x
US Bancorp Del               Com New       902973304      75,664   2,277,678  SH        DEFINED   1,2,3,4,5,6        x
USI Hldgs Corp               Common        90333H101      20,305   1,498,519  SH        DEFINED   1,2,3,4,5,6        x
Valspar Corp                 Common        920355104      16,306     613,011  SH        DEFINED      4,5,6           x
Vornado Rlty Tr              SH Ben Int    929042109       5,243      48,097  SH        DEFINED       1,5            x
Wachovia Corp 2nd New        Common        929903102      24,270     434,951  SH        DEFINED     1,4,5,6          x
Wall Mart Stores Inc         Common        931142103      15,496     314,201  SH        DEFINED   1,2,3,4,5,6        x
Washington Mut Inc           Common        939322103      32,099     738,407  SH        DEFINED   1,2,3,4,5,6        x
WCI Cmtys Inc                Common        92923C104      33,114   1,898,743  SH        DEFINED   1,2,3,4,5,6        x
Wells Fargo & CO New         Common        949746101      78,684   2,174,781  SH        DEFINED   1,2,3,4,5,6        x
Westamerica Bancorporation   Common        957090103       3,053      60,451  SH        DEFINED       1,5            x
Winnebago Inds Inc           Common        974637100       1,309      41,710  SH        DEFINED       5,6            x
Yankee Candle Inc            Common        984757104         983      33,600  SH        DEFINED       4,5            x
                                                       1,673,797